Income taxes - Unrecognized deferred income tax (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 14,734	$ 9,802
Non-capital loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	7,828	6,046
Net capital loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	0	131
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	3,128	2,261
Unrealized foreign exchange losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	235	56
Non-deductible reserves
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	130	358
Excess tax over accounting basis in property, plant and equipment and other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	39	75
Pension
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	146	0
Financing charges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	2,976	875
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 252	$ 0